Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade receivables [member]
Disclosure of inventories [line items]
Impairment losses	$ 51	$ 43	$ 58